Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 5,147,642	$ 5,299,016
Less: accumulated amortization	(697,653)	(429,362)
Intangible assets, net	4,449,989	4,869,654
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	1,553,876	1,599,693
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	1,262,784	1,299,612
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	2,219,420	2,284,860
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 111,562	$ 114,851